Related Parties - Summary of Key Management Personnel Compensation (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term benefits	$ 2,861,645	$ 3,389,580
Share-based compensation costs	3,088,053	1,879,459
Total compensation of key management personnel	$ 5,949,698	$ 5,269,039